Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 973	$ 2,008
Less: expected credit loss provision
Accounts receivable, Total	$ 973	$ 2,008